Financial risk management - Carrying value and the fair value of financial instruments measured at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Loans at amortized cost:
Retails	₩ 159,006,999	₩ 146,789,916
Corporations	199,465,807	179,011,251
Credit card	25,999,576	23,759,422
Securities at amortized cost:
Other financial assets	23,238,932	20,341,191
Borrowings debts:
Borrowings	43,167,065	41,594,064
Debts:
Other financial liabilities	29,880,879	34,129,626
Fair value
Assets:
Deposits at amortized cost	24,216,932	31,607,122
Loans at amortized cost:
Retails	159,262,881	147,634,589
Corporations	198,053,452	178,420,230
Public and other funding loans	3,812,717	4,048,167
Loans between banks	3,839,726	5,495,236
Credit card	25,438,046	23,220,987
Loans measured at amortized cost	390,406,822	358,819,209
Securities at amortized cost:
Government bonds	34,377,110	33,391,597
Financial institution bonds	3,477,834	3,987,172
Debentures	11,750,467	12,075,175
Securities at amortized cost	49,605,411	49,453,944
Other financial assets	23,389,209	20,359,778
Financial assets at amortized cost, Total	487,618,374	460,240,053
Deposit liabilities:
Demand deposits	172,107,724	148,725,197
Time deposits	161,301,409	157,936,969
Certificate of deposit	16,606,894	5,965,139
Issued bill deposit	5,817,844	6,226,855
CMA Deposits	5,246,478	4,006,319
Others	3,648,983	3,678,316
Deposit liabilities	364,729,332	326,538,795
Borrowings debts:
Call-money	1,534,611	1,760,042
Bills sold	9,019	10,696
Bonds sold under repurchase agreements	10,709,115	11,065,584
Borrowings	30,803,417	28,863,015
Borrowings debts	43,056,162	41,699,337
Debts:
Borrowings in won	69,081,140	64,842,258
Borrowings in foreign currency	11,076,757	11,262,332
Debt	80,157,897	76,104,590
Other financial liabilities	29,872,186	34,136,128
Financial liabilities at amortized cost, Total	517,815,577	478,478,850
Carrying value
Assets:
Deposits at amortized cost	24,232,013	31,605,262
Loans at amortized cost:
Retails	159,090,991	146,843,366
Corporations	197,356,011	177,046,416
Public and other funding loans	3,795,225	4,021,926
Loans between banks	3,844,227	5,487,147
Credit card	25,050,702	22,822,664
Loans measured at amortized cost	389,137,156	356,221,519
Securities at amortized cost:
Government bonds	34,679,301	31,816,320
Financial institution bonds	3,423,536	3,835,577
Debentures	11,827,239	11,630,726
Securities at amortized cost	49,930,076	47,282,623
Other financial assets	23,238,932	20,341,191
Financial assets at amortized cost, Total	486,538,177	455,450,595
Deposit liabilities:
Demand deposits	172,107,724	148,725,197
Time deposits	161,498,901	157,833,891
Certificate of deposit	16,576,536	5,946,704
Issued bill deposit	5,818,001	6,226,937
CMA Deposits	5,246,478	4,006,319
Others	3,649,035	3,677,820
Deposit liabilities	364,896,675	326,416,868
Borrowings debts:
Call-money	1,534,611	1,760,042
Bills sold	9,032	10,706
Bonds sold under repurchase agreements	10,709,115	11,065,584
Borrowings	30,914,307	28,757,732
Borrowings debts	43,167,065	41,594,064
Debts:
Borrowings in won	69,288,982	64,083,920
Borrowings in foreign currency	10,860,381	11,050,474
Debt	80,149,363	75,134,394
Other financial liabilities	29,880,879	34,129,626
Financial liabilities at amortized cost, Total	518,093,982	477,274,952
Level 1
Assets:
Deposits at amortized cost	252,474	779,759
Securities at amortized cost:
Government bonds	23,045,322	22,130,487
Financial institution bonds	698,105	1,070,220
Securities at amortized cost	23,743,427	23,200,707
Financial assets at amortized cost, Total	23,995,901	23,980,466
Borrowings debts:
Bonds sold under repurchase agreements		95,400
Borrowings debts		95,400
Debts:
Financial liabilities at amortized cost, Total		95,400
Level 2
Assets:
Deposits at amortized cost	23,964,458	29,957,444
Loans at amortized cost:
Loans between banks	2,387,533	2,187,270
Loans measured at amortized cost	2,387,533	2,187,270
Securities at amortized cost:
Government bonds	11,331,788	11,261,110
Financial institution bonds	2,779,729	2,916,952
Debentures	11,662,046	11,994,724
Securities at amortized cost	25,773,563	26,172,786
Other financial assets	14,200,356	8,661,345
Financial assets at amortized cost, Total	66,325,910	66,978,845
Deposit liabilities:
Demand deposits	172,107,724	148,725,197
CMA Deposits	5,246,478	4,006,319
Others	3,553,942	3,534,696
Deposit liabilities	180,908,144	156,266,212
Borrowings debts:
Call-money	1,534,611	1,760,042
Borrowings		8,500
Borrowings debts	1,534,611	1,768,542
Debts:
Borrowings in won	38,474,804	35,740,750
Borrowings in foreign currency	7,956,414	7,944,242
Debt	46,431,218	43,684,992
Other financial liabilities	9,413,875	10,383,020
Financial liabilities at amortized cost, Total	238,287,848	212,102,766
Level 3
Assets:
Deposits at amortized cost		869,919
Loans at amortized cost:
Retails	159,262,881	147,634,589
Corporations	198,053,452	178,420,230
Public and other funding loans	3,812,717	4,048,167
Loans between banks	1,452,193	3,307,966
Credit card	25,438,046	23,220,987
Loans measured at amortized cost	388,019,289	356,631,939
Securities at amortized cost:
Debentures	88,421	80,451
Securities at amortized cost	88,421	80,451
Other financial assets	9,188,853	11,698,433
Financial assets at amortized cost, Total	397,296,563	369,280,742
Deposit liabilities:
Time deposits	161,301,409	157,936,969
Certificate of deposit	16,606,894	5,965,139
Issued bill deposit	5,817,844	6,226,855
Others	95,041	143,620
Deposit liabilities	183,821,188	170,272,583
Borrowings debts:
Bills sold	9,019	10,696
Bonds sold under repurchase agreements	10,709,115	10,970,184
Borrowings	30,803,417	28,854,515
Borrowings debts	41,521,551	39,835,395
Debts:
Borrowings in won	30,606,336	29,101,508
Borrowings in foreign currency	3,120,343	3,318,090
Debt	33,726,679	32,419,598
Other financial liabilities	20,458,311	23,753,108
Financial liabilities at amortized cost, Total	₩ 279,527,729	₩ 266,280,684